Loans payable and notes payable	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Loans payable and notes payable
10	Loans payable and notes payable

	December 31,	December 31,
	2019	2018
	$	$

Current

Acquisition loan with Banco de Credito del Peru (a)	—	6,188
Revolving credit facility with Banco de Credito del Peru (b)	—	15,000
Notes payable to BBVA Banco Continental (c)	—	5,000
Loan with FIFOMI (d)	—	1,530
	—	27,718

Non-current

Acquisition loan with Banco de Credito del Peru (a)	—	28,408
Senior Secured Corporate Credit Facility with Banco de Credito del Peru (e)	99,814	—
Loan with FIFOMI (d)	—	127
	99,814	28,535

Total loans payable	99,814	56,253

(a)	Corona Acquisition Loan with Banco de Credito del Peru S.A. (“BCP”)

On May 24, 2011, the Company’s wholly owned subsidiary Dia Bras Peru entered into a loan agreement with BCP amounting to $150,000. After deducting financing costs of $3,750, the net proceeds were $146,250. The proceeds from this loan were used to fund a portion of the purchase consideration for the acquisition of the Company’s 81.84% interest in Corona in Peru. The loan was repayable over 5 years ending on May 24, 2016 and carried interest at a rate of 3M LIBOR plus 4.15% per annum, payable quarterly in arrears.

On August 7, 2015, Dia Bras Peru signed an amended agreement with BCP for the then outstanding debt balance of $48,000. The most significant amendments to the agreement were:

•	The remaining $48M due on the facility was split into 2 tranches

•	Tranche 1, in the amount of $24M had quarterly principal repayments of $1.5M beginning in November 2016 and ending in August 2020

•	Tranche 2, in the amount of $24M had no quarterly principal repayments and was to be repaid in full in August 2020

•	One-year principal repayment grace period

•	Reduced interest rate equal to 3.65% plus 3M LIBOR vs previous rate of 4.15% plus 3M LIBOR

•	Term of the facility extended for 5 years

Principal repayments totalling $34,500 were made during the twelve months ended December 31, 2019 (2018 - $6,000), as the Company elected to repay the amount owed on the Corona Acquisition Loan in full during May 2019. The loan was recorded at amortized cost and was being accreted to face value over 5 years using an effective interest rate of 4.71%. An amortization expense related to the transaction costs for $218 was recorded for the twelve months ended December 31, 2019 (2018 - $200). Interest payments totalling $868 were made during the twelve months ended December 31, 2019 (2018 - $2,177).

(b)	Dia Bras Peru (“DBP”) Credit Facility with BCP

On August 9, 2017, the Company’s subsidiary DBP, entered into a credit facility with BCP for up to $15,000. The credit facility was for a one-year term and was used to fund short term working capital requirements. On August 9, 2017, the Company drew $8,000 from this facility at an interest rate of LIBOR plus 0.95%. On August 31, 2017, the Company drew the remaining $7,000 from this facility at an interest rate of LIBOR plus 1.05%. The credit facility was repaid in full on the anniversary date of August 9, 2018, while interest payments were made quarterly.

On August 9, 2018, the Company renewed the credit facility and drew $15,000 for another one-year term to be used to fund short term working capital requirements. The new facility had an interest rate of 3M LIBOR plus 1.04%, with interest payments due quarterly. The credit facility was guaranteed by the common shares of DBP’s subsidiary, Sociedad Minera Corona.

The Company repaid the $15,000 owed on this credit facility on May 9, 2019.

(c)	Corona notes payable with BBVA Banco Continental

In order to fund its short-term working capital needs, Corona repaid and drew down the following notes payable:

•	On March 31, 2018, a $5,000 revolving credit facility with BBVA Banco Continental was obtained. The credit facility bears an interest rate of three-month LIBOR plus 2.52%.
•	On September 25, 2018, the Company renewed the $5,000 revolving credit facility with BBVA Banco Continental at an interest rate of 2.68%, with a term of 90 days, and the facility was repaid in full on December 24, 2018.
•	On December 24, 2018, the Company renewed the revolving credit facility with BBVA Banco Continental, and drew $5,000 at an interest rate of 2.80%, with a term of 30 days. The Company repaid the $5,000 owing on the revolving credit facility during January 2019.

(d)	FIFOMI loan

•	During January 2015, the Company’s Mexican Subsidiary, Dia Bras Mexicana S.A. de C.V, (“DBM”) received a loan of MXP$120 million from Nacional Financiera, Sociedad Fiduciaria del Fideicomiso de Fomento Minero (“FIFOMI”) to be used for working capital purposes and capital expenditures, specifically the expansion of the Piedras Verdes Plant.

On February 2, 2015, DBM drew MXP$120 million ($7,995). After deducting transaction costs of $124, net proceeds were $7,871.

Monthly principal repayments took place over four years beginning in January 2016 at an interest rate of TIIE + 3%. Interest payments began in February 2015 and during the twelve months ended December 31, 2019, DBM made interest payments of $24 (MXP$456) (2018 – $248 (MXP$4,772)). Principal payments of $1,693 (MXP$32,500) (2018 - $1,560 (MXP$30,000)) have been made during the twelve months ended December 31, 2019 as the Company elected to repay the loan in full during the first quarter of 2019.

(e)	Senior Secured Corporate Credit Facility with BCP

On March 11, 2019, the Company entered into a six-year senior secured corporate credit facility (“Corporate Facility”) with BCP that provides funding of up to $100 million effective March 8, 2019. The Corporate Facility provides the Company with additional liquidity and will provide the financial flexibility to fund future capital projects in Mexico as well as corporate working capital requirements. The Company also used the proceeds of the new facility to repay existing debt balances. The most significant terms of the agreement were:

•	Term: 6-year term maturing March 2025

•	Principal Repayment Grace Period: 2 years
•	Principal Repayment Period: 4 years
•	Interest Rate: 3.15% + LIBOR 3M

The Corporate Facility is subject to customary covenants, including consolidated net leverage and interest coverage ratios and customary events of default. The Company is in compliance with all covenants as at December 31, 2019.

On March 11, 2019, DBP drew down $21.4 million from this facility. On May 8, 2019, DBP drew down another $48.6 million from this facility, and on June 29, 2019, DBP drew down the remaining $30 million available from this facility. Interest is payable quarterly and interest payments began on the drawn and undrawn portions of the facility starting in June 2019. During the twelve months ended December 31, 2019, DBP made interest payments of $2,910 (2018 - $nil).

Principal payments on the amount drawn from the facility will begin in March 2021. The Company repaid the amount owed on the Corona Acquisition Loan on May 11, 2019 using funds drawn from the new facility. The loan is recorded at amortized cost and is being accreted to face value over 6 years using an effective interest rate of 5.75%.